9. Share-Based Expense (March 2019 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share based compensation	$ 233,940	$ 406,194	$ 1,431,787	$ 1,793,093
Warrant [Member] | Collaboration Agreements [Member]
Warrants outstanding	539,202		539,202
Fair value adjustment of warrants	$ (27,000)	$ 5,000
Warrants issued	0	0
Warrants exercised	0	0
Employee Stock Options [Member]
Options granted	0	0	100,000	700,000
Options exercised	0	0	0	0
Share based compensation	$ 200,000	$ 400,000
Restricted Stock Units R S U [Member]
Options granted	0	0
Other than options granted			0	50,000
Non Employee Stock Options [Member]
Options granted	0	10,000	10,000	0
Options exercised	0	0		0
Share based compensation	$ 0	$ 9,000	$ 36,000	$ 100,000
Common Stock Awards [Member]
Other than options granted	8,219	8,094	26,000	41,800
Share based compensation	$ 17,000	$ 17,000	$ 100,000	$ 100,000